SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 5:	SHAREHOLDERS' EQUITY

a.	Share capital:

The Ordinary shares entitle their holders the right to receive notice to participate in and vote at general meetings of the Company and the right to receive cash dividends, if declared.

In August 2017, the Company converted $1,220 of debt to Vexigo’s former shareholders incurred in connection with the acquisition of Vexigo into warrants to acquire 200,000 Ordinary shares. Following such debt conversion, the Company currently does not have any outstanding debt in connection with the Vexigo acquisition. The warrants have a term of five years and are exercisable without any additional consideration commencing on the second anniversary of their issuance. During the two years period following issuance, the Company had an option to purchase all or a portion of such warrants at a price per warrant of $6. By June 30, 2021, all of Vexigo’s former shareholders exercised their warrants and were issued an aggregate of 200,000 Ordinary shares.

The Alpha Capital SPA included a greenshoe option for a future investment by Alpha Capital of up to $1,500 in the newly created preferred shares at the same price per preferred share paid in the initial investment during a period of 18 months following the closing date of the Alpha Capital SPA. In December 2019 and April 2020, the Company and its Board members approved an extension of Alpha Capital's remaining portion of the greenshoe option by six months until April 30, 2020 and by an additional three-month period until July 31, 2020, respectively. During 2020 and 2019 Alpha Capital fully exercised its greenshoe option and purchased an aggregated number of 657,895 convertible preferred shares in consideration of $1,500. In addition, during March 2021 and June 2020, Alpha Capital converted 120,000 and 400,000 preferred shares into Ordinary shares, respectively at a 1:1 ratio (See also Note 6).

b.	Share options:

In 2003, the Company adopted its 2003 Incentive Share Option Plan (the "2003 Plan") that conforms with the provisions of section 102 of the Israel Income Tax Ordinance. As amended by the Company’s shareholders in 2013 and 2016, the 2003 Plan authorizes the grant of options to purchase up to 241,160 of the Company’s Ordinary shares to officers, employees and directors of the Company or any subsidiary, pursuant to section 102 of the Israel Income Tax Ordinance and will expire on November 30, 2023.

In June 2006, the Company adopted its 2006 Stock Option plan (the "2006 Plan"), intended to grant options to officers, employees and directors of MTS IntegraTRAK or any subsidiary of the Company. Each option granted under the 2006 Plan may be either an option intended to be treated as an "incentive stock option", within the meaning of section 422 of the Internal Revenue Code of 1986, as amended, or an option that will be treated as a "non-qualified stock option". As amended in 2011 and 2013, the 2006 Plan authorizes the grant of options to purchase up to 91,667 of the Company’s Ordinary shares and will expire on July 2026.The total number of Ordinary shares with respect to which options may be granted to any eligible employee during any twelve months period under the 2006 Plan is 25,000 Ordinary shares, subject to adjustment as provided in the 2006 Plan. Each option granted under the 2006 Plan is exercisable until the earlier of five years from the date of the grant of the option or the expiration dates of the option plan. The exercise price of the options granted under the 2006 Plan may not be less than the fair market value of an Ordinary share determined as of the date of grant of the option.

On October 1, 2017 the Company authorized an options grant to its CEO, to acquire 58,334 ordinary shares under 2003 Israeli Share Option Plan. These options vest over a period of four years (25% vesting on October 1, 2018 and an additional 12.5% vesting every six months for the following three years), subject to the fulfillment of a condition to vesting. The condition to vesting will be fulfilled in the event the closing price of the Company’s Ordinary shares is equal to or higher than a price per share of $9 for a consecutive period of three months. The exercise price per share of the options is $4.32 (the closing price per share of the Company’s Ordinary shares on the NASDAQ Capital Market on September 28, 2017, the date of the Company’s Board of Directors’ approval of the terms). In addition, in the event of an M&A or reverse merger transaction (where current shareholders will hold less than 50% of the shares of the company) and if the CEO will not continue to serve as the CEO of the company (or is released during the six-month period following the closing of the transaction), 50% of all of the unvested options will become vested. The options are due to expire on October 1, 2027, unless earlier terminated pursuant to the terms of our 2003 Israeli Share Option Plan. These options expired in connection with the termination of employment of the Company’s CEO on December 31, 2020, when the Company’s CEO began providing CEO services to the Company under a consulting agreement.

The compensation committee in a meeting held on April 6, 2021 and the board of directors in a meeting held on April 8, 2021, approved, subject to the approval of the Company’s shareholders, the following equity compensation:(1) to the Company’s CEO: (a) a warrant to acquire 58,334 ordinary shares, at an exercise price of $2.642, valid for a period of three years, which will become exercisable in full upon the earliest of: (i) six months from the date of issuance or (ii) the consummation of an M&A or reverse merger transaction; and (b) a warrant to acquire 25,000 ordinary shares, with no exercise price (i.e., an exercise price equal to $0), valid for a period of three years, which will become exercisable upon the earliest of: (i) the consummation of an M&A or reverse merger transaction, provided that he still serves as the company’s CEO until immediately prior to the consummation or (ii) the consummation of the Transaction with SharpLink, and (2) to the Company’s CFO, options under the Company’s 2003 Israeli Share Option Plan to acquire 25,000 ordinary shares, with no exercise price (i.e., an exercise price equal to $0), valid for a period of five years, which will become exercisable over a period of five years, with 33.33% vesting on the third, fourth and fifth anniversary of the grant date, provided that the vesting will accelerate, and the options will become fully exercisable upon the consummation of any M&A or reverse merger transaction. In addition, upon her termination of employment, the option if vested, will remain valid until the earliest to occur of: (i) six months following the date of her termination of employment and (ii) five years from the grant date.

As of June 30, 2021, 234,142 Ordinary shares are available for future option grants under the Company’s plans.
c.	A summary of option activity under the Company's stock option plans to its employees as of June 30, 2021, and changes during the six months ended June 30, 2021, are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2021	58,334	$4.32	7.76	$-
Granted	-	$-	-	$-
Exercised	-	$-	-	$-
Expired and forfeited	(58,334)	$(4.32)	7.76	$-

Outstanding at June 30, 2021	-	$-	-	$-

Exercisable at June 30, 2021	-	$-	-	$-

There were no new grants or exercises during the six months ended June 30, 2021 and 2020.

The total compensation cost related to options granted to employees under the Company's share-based compensation plans recognized for the six months ended June 30, 2021 and 2020 amounted to $0, and $14, respectively.

As of June 30, 2021, there was no unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans.

d.	Total stock-based compensation expenses recognized during the period:

The total stock-based compensation expense related to employees' equity-based awards, recognized for the six months ended June 30, 2021 and 2020, was comprised as follows:

	Six months ended 30 June
	2021	2020
General and administrative	-	14
	$-	$14